CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Lasers and other products	$ 222,195	$ 204,124	$ 182,770
Product-related services	75,907	73,725	72,980
Total revenues	298,102	277,849	255,750
Cost of revenues:
Lasers and other products	101,735	88,614	81,533
Product-related services	40,734	40,270	38,238
Total cost of revenues	142,469	128,884	119,771
Gross profit	155,633	148,965	135,979
Operating expenses, net:
Research and development	23,043	25,270	24,619
Selling and marketing	95,889	97,163	80,741
General and administrative	28,490	30,061	28,368
Other expenses (income), net	4,983	(913)	3,283
Impairment of goodwill		3,843	1,185
Total operating expenses, net	152,405	155,424	138,196
Operating income (loss)	3,228	(6,459)	(2,217)
Financial income (expenses), net	764	167	(688)
Income (loss) before taxes on income	3,992	(6,292)	(2,905)
Taxes on income	3,813	48	2,295
Net income (loss)	$ 179	$ (6,340)	$ (5,200)
Net income (loss) per share:
Basic net income (loss) per share	$ 0.01	$ (0.17)	$ (0.14)
Diluted net income (loss) per share	$ 0.01	$ (0.17)	$ (0.14)
Weighted average number of shares used in per share calculations (in thousands):
Basic	34,745	36,416	36,703
Diluted	34,945	36,416	36,703